RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

Doc Pharma S.A.

As of June 30, 2022, the Company has a prepaid balance of $4,120,335 and an accounts payable balance of $511,143, resulting in a net prepaid balance of $3,609,192 to Doc Pharma S.A. related to purchases of inventory. Additionally, the Company has a receivable balance of $2,299,982. As of December 31, 2021, the Company has a prepaid balance of $3,263,241 to Doc Pharma S.A. related to purchases of inventory. Additionally, the Company had a receivable balance of $2,901,300 and an accounts payable balance of $565,756.

During the three months ended June 30, 2022 and 2021, the Company purchased a total of $624,627 and $1,091,118 of products from Doc Pharma S.A., respectively. During the three months ended June 30, 2022 and 2021 the Company had $34,132 and $523,712 in revenue from Doc Pharma S.A., respectively.

During the six months ended June 30, 2022 and 2021, the Company purchased a total of $1,328,435 and $1,413,924 of products from Doc Pharma S.A., respectively. During the six months ended June 30, 2022 and 2021 the Company had $418,717 and $796,917, in revenue from Doc Pharma S.A., respectively.

On October 10, 2020, the Company entered into a contract manufacturer outsourcing “CMO” agreement with DocPharma whereby Doc Pharma is responsible for the development and manufacturing of pharmaceutical products and nutritional supplements according to the Company’s specifications based on strict pharmaceutical standards and good manufacturing practice (“GMP”) protocols as the National Organization for Medicines requires. The Company has the exclusive ownership rights for trading and distribution of its own branded nutritional supplements named “Sky Premium Life®”. The duration of the agreement is for 5 years however either party may terminate the agreement at any time giving six-months advance notice. Doc Pharma is exclusively responsible for supplying the raw materials and packaging required to manufacture the final product. However, they are not responsible for potential delays that may arise, concerning their import. Doc Pharma is obliged to store the raw and packaging materials. The delivery of raw and packaging materials should be purchased at least 30 and 25 days, respectively, before the delivery date of the final product. The Manufacturer solely delivers the finished product to the Company. There is a minimum order quantity “MoQ” of 1,000 pieces per product code. Both parties have agreed that the Company will deposit 60% of the total cost upon agreement and assignment and 40% of the total cost including VAT charge upon the delivery date. The prices are indicative and are subject to amendments if the cost of the raw material or the production cost change. For the six-month period ended on June 30, 2022, the Company has purchased € 798,353 ($872,489) in inventory related to this agreement.

On May 17, 2021, Doc Pharma and the Company entered into a Research and Development “R&D” agreement whereby Doc Pharma will be responsible for the research, development, design, registration, copy rights and licenses of 250 nutritional supplements for the final products called Sky Premium Life®. These products will be sold in Greece and abroad. The total cost of this project will be €1,425,000 plus VAT and will be done over three phases as follows: Design & Development (€725,000); Control and Product Manufacturing (€250,000) and Clinical Study and Research (€450,000). In the year ended December 31, 2021, SkyPharm bought 67 licenses at value of €261,300 ($289,860) from Doc Pharma which was the 18.33% of the total cost. During the three months ended June 30, 2022, SkyPharm bought another 14 licenses at value of €293,200 ($306,951) from Doc Pharma which was the 20.57% of the total cost. SkyPharm has bought in total as of June 30, 2022, 81 licenses at value of € 554,500 ($580,506) which is the 38.91% of the total cost. The agreement will be terminated on December 31, 2025.

 Doc Pharma S.A is considered a related party to the Company due to the fact that the CEO of Doc Pharma is the wife of Grigorios Siokas, the Company’s CEO and principal shareholder, who also served as a principal of Doc Pharma S.A. in the past.

Notes Payable – Related Party

A summary of the Company’s related party notes payable as of June 30, 2022 and December 31, 2021 is presented below:

	June 30, 2022	December 31, 2021

Beginning balance	$464,264	$501,675
Foreign currency translation	(34,826)	(37,411)
Ending balance	$429,438	$464,264

Grigorios Siokas

On December 20, 2018, the €1,500,000 ($1,718,400) note payable, originally borrowed pursuant to a Loan Agreement with a third-party lender, dated March 16, 2018, was transferred to Grigorios Siokas. The note bears an interest rate of 4.7% per annum, matured on March 18, 2019 pursuant to the original agreement and was extended until December 31, 2021. The note is not in default and the maturity date has been extended again until December 31, 2023. As of December 31, 2021 the Company had an outstanding balance of €400,000 ($452,720) and accrued interest of €177,313 ($200,683). As of June 30, 2022, the Company has an outstanding balance of €400,000 ($418,760) and accrued interest of €186,645 ($195,399).

Grigorios Siokas is the Company’s CEO and principal shareholder.

Dimitrios Goulielmos

On November 21, 2014, the Company entered into an agreement with Dimitrios Goulielmos, as amended on November 4, 2016. Pursuant to the amendment, this loan has no maturity date and is non-interest bearing. As of December 31, 2021, the Company had a principal balance of €10,200 ($11,544). A principal balance of €10,200 ($10,678) remained as of June 30, 2022.

Dimitrios Goulielmos is a current director and former CEO of the Company.

The above balances are adjusted for the foreign currency rate as of the balance sheet date. For the six months ended June 30, 2022, the Company recorded a gain of $34,826.

Loans Payable – Related Party

A summary of the Company’s related party loans payable during the six months ended June 30, 2022, and the year ended December 31, 2021 is presented below:

	June 30, 2022	December 31, 2021

Beginning balance	$1,293,472	$1,629,246
Proceeds	526,612	6,377,156
Payments	(449,643)	(133,552)
Conversion of debt	-	(6,000,000)
Settlement of lawsuit	-	(600,000)
Foreign currency translation	(88,639)	20,623
Ending balance	$1,281,802	$1,293,472

Grigorios Siokas

From time to time, Grigorios Siokas loans the Company funds in the form of non-interest bearing, no-term loans. As of December 31, 2021, the Company had an outstanding principal balance under these loans of $1,293,472 in loans payable to Grigorios Siokas.

During the six months ended June 30, 2022, the Company borrowed additional proceeds of €407,500 ($426,612), and $100,000 and repaid €429,500 ($449,643) of these loans.

The above balances are adjusted for the foreign currency rate as of the balance sheet date. For the six months ended June 30, 2022 the Company recorded a gain of $88,639.

Except as set forth above, we have not entered into any material transactions with any director, executive officer, and promoter, beneficial owner of five percent or more of our common stock, or family members of such persons.

NOTE 8 – RELATED PARTY TRANSACTIONS

On the date of our inception, we issued 2 million shares of our common stock to our then three officers and directors which were recorded at no value (offsetting increases and decreases in common stock and additional paid-in capital).

Doc Pharma S.A.

As of December 31, 2021, the Company has a prepaid balance of $3,263,241 to Doc Pharma S.A. related to purchases of inventory. Additionally, the Company has a receivable balance of $2,901,300 and an accounts payable balance of $565,756. As of December 31, 2020, the Company has a prepaid balance of $3,468,653 to Doc Pharma S.A. related to purchases of inventory. Additionally, the Company had a receivable balance of $3,468,564.

During the years ended December 31, 2021 and 2020, the Company purchased a total of $3,084,805 and $5,983,809 of products from Doc Pharma S.A., respectively. During the years ended December 31, 2021 and 2020 the Company had $978,321 and $2,843,260 revenue from Doc Pharma S.A., respectively.

On October 10, 2020, the Company entered into a contract manufacturer outsourcing (“CMO”) agreement with Doc Pharma whereby Doc Pharma is responsible for the development and manufacturing of pharmaceutical products and nutritional supplements according to the Company’s specifications based on strict pharmaceutical standards and Good Manufacturing Practice (“GMP”) protocols, as the National Organization for Medicines requires. The Company has the exclusive ownership rights for trading and distribution of its own branded nutritional supplements named “Sky Premium Life®”. The duration of the agreement is for 5 years however either party may terminate the agreement at any time giving six-months advance notice. Doc Pharma is exclusively responsible for supplying the raw materials and packaging required to manufacture the final product. However, they are not responsible for potential delays that may arise, concerning their import. Doc Pharma is obliged to store the raw and packaging materials. The delivery of raw and packaging materials should be purchased at least 30 and 25 days, respectively, before the delivery date of the final product. The Manufacturer solely delivers the finished product to the Company. There is a minimum order quantity (“MoQ”) of 1,000 pieces per product code. Both parties have agreed that the Company will deposit 60% of the total cost upon agreement and assignment and 40% of the total cost including VAT charge upon the delivery date. The prices are indicative and are subject to amendments if the cost of the raw material or the production cost change. As of December 31, 2021, the Company has purchased €1,699,507 ($2,010,517) in inventory related to this agreement.

On May 17, 2021, Doc Pharma and the Company entered into a Research and Development (“R&D”) agreement whereby Doc Pharma is responsible for the research, development, design, registration, copy rights and licenses of 250 nutritional supplements for the final products called Sky Premium Life®. These products will be sold in Greece and abroad. The total cost of this project will be €1,425,000 plus VAT and will be done over three phases as follows: Design & Development (€725,000); Control and Product Manufacturing (€250,000) and Clinical Study and Research (€450,000). In the year ended December 31, 2021, SkyPharm bought 67 licenses at value of €261,300 ($295,739) from Doc Pharma which was the 18.33% of the total cost. The agreement will be terminated on December 31, 2025.

Doc Pharma S.A is considered a related party to the Company due to the fact that the CEO of Doc Pharma is the wife of Grigorios Siokas, the Company’s CEO and principal shareholder, who also served as a principal of Doc Pharma S.A. in the past.

Notes Payable – Related Party

A summary of the Company’s related party notes payable during the years ended December 31, 2021 and 2020 is presented below:

	2021	2020

Beginning Balance	$501,675	$1,375,532
Payments	-	(996,136)
Foreign currency translation	(37,411)	122,279
Ending Balance	$464,264	$501,675

Grigorios Siokas

On December 20, 2018, the €1,500,000 ($1,718,400) note payable, originally borrowed pursuant to a Loan Agreement with a third-party lender, dated March 16, 2018, was transferred to Grigorios Siokas. The note bears an interest rate of 4.7% per annum and matured on March 18, 2019, pursuant to the original agreement. The note is not in default and the maturity date has been extended until December 31, 2021. As of December 31, 2020, the note had an outstanding principal balance of €400,000 ($489,200) and accrued interest of €158,287 ($193,585). As of December 31, 2021, the Company has an outstanding balance of €400,000 ($452,720) and accrued interest of €177,313 ($200,683).

Grigorios Siokas is the Company’s CEO and principal shareholder.

Dimitrios Goulielmos

On November 21, 2014, the Company entered into an agreement with Dimitrios Goulielmos, as amended on November 4, 2016. Pursuant to the amendment, this loan has no maturity date and is non-interest bearing. As of December 31, 2020, the Company had a principal balance of €10,200 ($12,475). A principal balance of €10,200 ($11,544) remained as of December 31, 2021.

Dimitrios Goulielmos is a current director and former CEO of the Company.

The above balances are adjusted for the foreign currency rate as of the balance sheet date. For the years ended December 31, 2021, and 2020, the Company recorded a foreign currency translation gain of $37,411 and a loss of $122,279, respectively.

Loans Payable – Related Party

A summary of the Company’s related party loans payable during the years ended December 31, 2021 and 2020 is presented below:

	2021	2020

Beginning balance	$1,629,246	$1,026,264
Proceeds	6,377,156	725,563
Payments	(133,552)	(149,695)
Conversion of debt	(6,000,000)	-
Settlement of lawsuit	(600,000)	-
Foreign currency translation	20,623	27,114
Ending balance	$1,293,472	$1,629,246

Grigorios Siokas

 From time to time, Grigorios Siokas loans the Company funds in the form of non-interest bearing, no-term loans. As of December 31, 2020, the Company had an outstanding principal balance under these loans of $1,629,246 in loans payable to Grigorios Siokas.

On May 10, 2021, the Company entered into a Debt Exchange agreement (“May Debt Exchange”) related to a lawsuit from on or about July 25, 2019, whereby Mark Rubenstein, individually and as a shareholder of the Company, brought the action styled Rubenstein v. Siokas, et al., Case No. 1:19-cv-06976-KPF (S.D.N.Y.) against Grigorios Siokas for recovery of alleged profits earned under Section 16(b) of the Securities Exchange Act of 1934. Although recovery was sought only from Mr. Siokas, the Company was also named as a nominal defendant. Both the Company and Mr. Siokas vigorously defended the lawsuit. On or about September, 18, 2020, in an effort to avoid the uncertainty of litigation and further legal expense, Mr. Siokas agreed to settle the lawsuit by agreeing to reimburse the Company a total of $600,000, payable as a combination of: (1) Mr. Siokas reimbursing the Company for Plaintiff’s attorneys’ fees, in an amount subsequently determined by the Court to be $120,000 plus $4,137 of litigation costs to be paid in cash, and (2) Mr. Siokas relieving the Company of certain debt owed to him. Mr. Siokas and the Company strongly opposed Plaintiff’s motion for attorneys’ fees. Pursuant to the terms of the May Debt Exchange the Company forgave $600,000 of the existing loan payable and recorded the forgiveness to additional paid in capital.

During the year ended December 31, 2021, the Company entered into various agreements (as defined in Note 6) with Mr. Siokas whereby the Company exchanged an aggregate total of $6,000,000 of debt into 1,000,000 shares of Common Stock at above market prices.

During the year ended December 31, 2021, the Company borrowed additional proceeds of €1,803,000 ($2,040,635), €230,000 ($275,306) and $4,061,215 and repaid €118,000 ($133,552) of these loans. During the year ending December 31, 2021, the Company converted $2,250,000 of the July 20 Note at a conversion price of $6.00 and issued 375,000 shares of common stock. As of December 31, 2021, the Company had an outstanding balance under these notes and loans of $1,293,472.

The above balances are adjusted for the foreign currency rate as of the balance sheet date. For the years ended December 31, 2021 and 2020, the Company recorded a loss of $20,623 and $27,114, respectively.

Except as set forth above, we have not entered into any material transactions with any director, executive officer, and promoter, beneficial owner of five percent or more of our common stock, or family members of such persons.